RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Research (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 31, 2018	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Feb. 28, 2021
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development			$ 1,562,927	$ 244,155	$ 45,650
Accrued expenses			1,685,409	960,848
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments							$ 20,833
Total amount of agreement							$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement	$ 270,000
Number of agreements	3
Number of options to pay	2
Option 1, equity payment (as a percent)	0.50%
Option 1, cash payment (as a percent)	0.50%
Option 2, cash payment discount (as a percent)	20.00%
Research and development			247,000	50,000	25,000
Accrued expenses			193,537	$ 105,052	$ 24,940
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Initial expenses			25,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement						$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement		$ 3,500,000
Research and development			$ 340,000
Initial term		3 years
Written termination notice period		90 days